UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07641

Advantage Advisers Augusta Fund, LLC
(Exact name of registrant as specified in charter)

200 Park Avenue, 24th Floor
New York, NY 10166
(Address of principal executive offices) (Zip code)

Kenneth Gerstein
Schulte, Roth and Zabel LLP
919 3rd Avenue, 24th Floor
New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-667-4225

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

Advantage Advisers Augusta Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)

Shares			March 31, 2010 Value

	Investment in Securities– 96.05%
	Common Stock – 96.00%
	United States – 93.99%
	Agricultural Chemicals – 4.10%
24,300	Monsanto Co.		$1,735,506

	Airlines – 2.89%
55,638	Continental Airlines, Inc., Class B*	(a)	1,222,367

	Alternative Waste Technology – 2.47%
61,105	Calgon Carbon Corp. *		1,046,118

	Commercial Banks - Western U.S. – 11.97%
33,892	City National Corp.	(a)	1,829,151
17,500	SVB Financial Group*		816,550
110,900	Zions Bancorporation		2,419,838

			5,065,539

	Containers-Paper / Plastic – 0.57%
9,686	Pactiv Corp.*		243,893

	Distribution / Wholesale – 3.89%
34,325	Fastenal Co.		1,647,257

	Electronic Components - Semiconductors – 6.12%
51,904	International Rectifier Corp.*	(a)	1,188,602
60,725	MEMC Electronic Materials, Inc.*		930,914
19,175	Texas Instruments, Inc.		469,212

			2,588,728

	Human Resources – 4.29%
51,165	Monster Worldwide, Inc.*		849,851
31,800	Robert Half International, Inc.		967,674

			1,817,525

	Instruments - Scientific – 1.63%
30,048	FEI Co.*		688,400

	Medical - Outpatient / Home Medical – 1.36%
10,450	Amedisys Inc*		577,049

	Medical - Wholesale Drug Distribution – 2.68%
39,300	AmerisourceBergen Corp.	(a)	1,136,556

	Medical Instruments – 2.35%
21,976	NuVasive, Inc.*		993,315

Advantage Advisers Augusta Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (Continued)

Shares			March 31, 2010 Value

	Common Stock – (continued)
	United States – (continued)
	Motorcycle / Motor Scooter – 3.90%
58,786	Harley-Davidson, Inc.	(a)	$1,650,123

	Networking Products – 3.88%
35,049	Anixter International, Inc.	(a)	1,642,046

	Oil Refining & Marketing – 1.85%
39,750	Valero Energy Corp.		783,075

	Paper & Related Products – 3.33%
69,029	Temple-Inland, Inc.	(a)	1,410,262

	Retail - Apparel / Shoes – 2.99%
7,225	Aeropostale, Inc.*		208,297
14,450	American Eagle Outfitters, Inc.		267,614
34,267	Bebe Stores, Inc.		304,976
33,600	Chico’s FAS, Inc.		484,512

			1,265,399

	Retail - Major Department Store – 6.52%
50,025	J.C. Penney Co., Inc.		1,609,304
133,635	Saks, Inc.		1,149,261

			2,758,565

	Retail - Regional Department Stores – 3.60%
27,821	Kohl’s Corp.*		1,524,034

	Retail - Sporting Goods – 0.24%
5,825	Cabela’s, Inc., Class A*		101,879

	Super-Regional Banks - U.S. – 2.25%
35,512	SunTrust Banks, Inc.		951,367

	Telecommunication Equipment - Fiber Optics – 3.78%
70,416	Ciena Corp*		1,073,140
26,000	Corning, Inc.		525,460

			1,598,600

	Transport - Services – 4.15%
47,587	Expeditors International of Washington, Inc.	(a)	1,756,912

	Transport - Truck – 10.20%
66,774	Con-Way, Inc.		2,345,103

Advantage Advisers Augusta Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (Concluded)

Shares		March 31, 2010 Value

	Common Stock – (continued)
	United States – (continued)
	Transport - Truck (continued)
46,942	Landstar System, Inc.	$1,970,625

		4,315,728

	Wireless Equipment – 2.98%
30,025	QUALCOMM, Inc.	1,260,750

	Total United States (Cost $33,548,965)	$39,780,993

	Bermuda – 2.01%
	Hotels & Motels – 2.01%
59,900	Orient Express Hotels, Ltd., Class A*	849,382

	Total Bermuda (Cost $570,046)	$849,382

	Total Common Stock (Cost $34,119,011)	$40,630,375

Contracts

	Purchased Options – 0.05%
	Put Options – 0.05%
176	SPDR S&P 500 ETF Trust, 05/22/2010, $112.00	22,704

	Total Put Options (Cost $42,856)	22,704

	Total Purchased Options (Cost $42,856)	$22,704

	Total Investments (Cost $34,161,867) – 96.05%	$40,653,079

	Other Assets, Less Liabilities – 3.95% **	1,671,120

	Net Assets – 100.00%	$42,324,199

*	Non-income producing security.

**	Includes $10,244,463 invested in a PNC Bank Money Market Account, which is 24.20% of net assets.

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

At December 31, 2009, the aggregate cost for Federal income tax purposes of portfolio investments and securities sold, not yet purchased was $32,547,704, and $1,976,787.

For Federal income tax purposes, at December 31, 2009, accumulated net unrealized gain on portfolio investments and securities sold, not yet purchased, was $2,742,669, consisting of $3,534,589 gross unrealized gain and $791,920 gross unrealized loss.

Advantage Advisers Augusta Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

Shares		March 31, 2010 Value

	Securities Sold, Not Yet Purchased – 4.36%
	Common Stock – 3.33%
	United States – 3.33%
	Oil - Field Machinery & Equipment – 1.01%
10,535	National - Oilwell Varco, Inc.	$427,510

	Registered Investment Company – 2.32%
5,390	iShares FTSE/Xinhua China 25 Index Fund	226,919
46,243	iShares MSCI Hong Kong Index Fund	753,299

		980,218

	Total United States (Proceeds $1,342,302)	$1,407,728

	Bermuda – 1.03%
	Oil & Gas Drilling – 1.03%
22,320	Nabors Industries, Ltd.	438,141

	Total Bermuda (Proceeds $422,823)	$438,141

	Total Securities Sold, Not Yet Purchased (Proceeds $1,765,125)	$1,845,869

Advantage Advisers Augusta Fund, L.L.C.

The following is a summary of the inputs used, as of March 31, 2010, in valuing the Company’s investments at fair value:

Valuation Inputs	Investments in Securities	Securities Sold, Not Yet Purchased

Level 1 – Quoted Prices
Common Stock	$40,653,079	$(1,845,869)

Level 2 – Other Significant Observable Inputs	—	—

Level 3 – Other Significant Unobservable Inputs	—	—

Total	$40,653,079	$(1,845,869)

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advantage Advisers Augusta Fund, LLC

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date	May 13, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date	May 13, 2010

By (Signature and Title)*	/s/ Vineet Bhalla
Vineet Bhalla, Chief Financial Officer
(principal financial officer)

Date	May 13, 2010

* Print the name and title of each signing officer under his or her signature.